Intellectual Property (Details) - USD ($)	3 Months Ended	12 Months Ended
	Nov. 30, 2020	Aug. 31, 2020		Aug. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Balance - beginning	$ 292,000	$ 265,127		$ 146,538
Addition	5,775	33,645		122,982
Amortization	(1,717)	(6,772)	[1]	(4,393)	[1]
Balance - ending	$ 296,058	$ 292,000		$ 265,127

[1]	The patents are amortized over their legal life of 20 years from the patent application’s filing date.